Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash generated from operating activities
Net loss	$ (3,141,905)	$ (19,468,052)	$ (36,242,249)
Adjustments to reconcile net loss to net cash
Interest expenses		509,208	741,582
Interest income of loan receivables	(1,702,933)
Provision for allowance of expected credit losses	1,447,666	511,383
Depreciation and amortization	431,786	446,783	2,257,790
Amortization of right-of-use assets	402,441	403,960	692,557
Shares issued to directors and consultants	867,900	3,690,860	106,000
Gain on disposal of discontinued operations	(2,827,017)
Income tax expense		21,624	286,335
Convertible note - Accretion of financing cost		1,353,661	1,376,458
Property and equipment written off		61,059
Intangible assets written off		19,300
Fair value loss			3,747,100
Impairment loss			15,518,178
Changes in operating assets and liabilities
Accounts receivables	349,593	279,915	(210,146)
Advance to suppliers	926,912	38,037	(1,102,585)
Inventories	18,685	16,015	(144,611)
Prepayments, deposits and other current assets	2,394,318	(203,057)	475,241
Long-term prepayments and other non-current assets	418,978	2,019,217	(55,332)
Accounts payable and accrued expenses	(2,935,384)	578,232	5,349,191
Contract liabilities	(201,066)	(1,651,589)	33,829
Taxes payable	(2,096)	(2,956)	(504,831)
Operating lease liabilities	16,227	(76,754)	(729,571)
Cash used in operating activities	(3,535,895)	(11,453,154)	(8,405,064)
Cash generated from investing activities
Loan receivables	(31,930,000)
Disposal of subsidiaries, net of cash disposed	(315)
Repayment from (Lending to) related parties	(150,876)	4,295,120	(4,295,120)
Deposits for purchase of land and properties			(60,000,000)
Purchases of property and equipment	(292,327)		(887,838)
Purchases of intangible assets			(19,676)
Cash (used in) provided by investing activities	(32,373,518)	4,295,120	(65,202,634)
Cash generated from financing activities
Proceeds from stock issuance	108,065,152	35,733,560	92,979,677
Due to related parties	592,649	1,444,930	1,630,511
Proceeds from short-term loan			1,402,203
Payment of financial leases			(76,135)
Repayment of convertible notes		(549,236)	(400,000)
Cash provided by financing activities	108,657,801	36,629,254	95,536,256
Net increase in cash and cash equivalents	72,748,388	29,471,220	21,928,558
Effects of currency translation	(526,594)	86,478	(5,518,230)
Cash, cash equivalents and restricted cash at beginning of year	100,810,078	71,252,380	54,842,052
Cash, cash equivalents and restricted cash at end of year	173,031,872	100,810,078	71,252,380
Reconciliation for cash, cash equivalents and restricted cash:
Cash and cash equivalents	173,023,447	100,665,223	71,252,380
Restricted cash	8,425	144,855
Supplemental disclosure of cash information:
Income taxes paid			1,044,082
Interest paid		509,208	741,582
Supplemental disclosure of non-cash information:
Issuance of shares to directors and consultants	867,900	3,690,860	106,000
Issuance of shares for convertible note principal and interest settlement		5,455,679	3,520,000
Zhongrun
Supplemental disclosure of non-cash information:
Issuance of shares for acquisition of equity			11,350,319
Chuangying
Supplemental disclosure of non-cash information:
Issuance of shares for acquisition of equity			$ 5,593,049